Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Berkshire Focus Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	34.62%	6.49%	11.90%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	24.56%	15.05%	12.86%

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.